245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 1, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Variable Insurance Products Fund V (the trust): File Nos. 033-17704 and 811-05361

Asset Manager 50% Portfolio

Asset Manager 70% Portfolio

Bond Index Portfolio

Freedom 2010 Portfolio

Freedom 2015 Portfolio

Freedom 2020 Portfolio

Freedom 2025 Portfolio

Freedom 2030 Portfolio

Freedom 2035 Portfolio

Freedom 2040 Portfolio

Freedom 2045 Portfolio

Freedom 2050 Portfolio

Freedom 2055 Portfolio

Freedom 2060 Portfolio

Freedom 2065 Portfolio

Freedom 2070 Portfolio

Freedom Income Portfolio

Freedom Lifetime Income I Portfolio

Freedom Lifetime Income II Portfolio

Freedom Lifetime Income III Portfolio

FundsManager 20% Portfolio

FundsManager 30% Portfolio

FundsManager 40% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

FundsManager 85% Portfolio

Government Money Market Portfolio

Investment Grade Bond II Portfolio

Investment Grade Bond Portfolio

Investor Freedom 2010 Portfolio

Investor Freedom 2015 Portfolio

Investor Freedom 2020 Portfolio

Investor Freedom 2025 Portfolio

Investor Freedom 2030 Portfolio

Investor Freedom 2035 Portfolio

Investor Freedom 2040 Portfolio

Investor Freedom 2045 Portfolio

Investor Freedom 2050 Portfolio

Investor Freedom Income Portfolio

Strategic Income Portfolio

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust